Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended		12 Months Ended
	Aug. 08, 2022	Jul. 01, 2022	Mar. 31, 2022	Mar. 29, 2022	Mar. 28, 2022	Jan. 11, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Apr. 15, 2022	Mar. 25, 2022	Mar. 09, 2022	Oct. 06, 2021	Dec. 31, 2020	Feb. 28, 2019
Proceeds from Business Combination, net of transaction costs							$ 160,539	$ 0
Common stock, par value									$ 0.0001
Vesting period									4 years
Starry Credit Agreement [Member]
Aggregate principal amount of Junior Debt															$ 50,000
FirstMark Horizon Acquisition Corporation [Member]
Proceeds from Business Combination, net of transaction costs				$ 37
Starry, Inc [Member]
Common stock, par value									$ 0.0001					$ 0.0001
Common stock, shares, issued									37,178,873					36,155,835
Vesting period									4 years
Starry, Inc [Member] | Starry Credit Agreement [Member]
Aggregate principal amount of Junior Debt															$ 50,000
Merger Agreement Waiver
Proceeds from Business Combination, net of transaction costs				36,282
Subsequent Event | Executive RSUs
Shares of restricted stock units, granted		1,247,001
Total fair value		$ 5,474
Vesting period		4 years
Subsequent Event | Starry Credit Agreement [Member]
Aggregate principal amount of Junior Debt			$ 15,000
Line of Credit Facility, Interest Rate Description			rate equal to Term Secured Overnight Financing Rate (“SOFR”) plus 1.00%.
Subsequent Event | Starry, Inc [Member] | FirstMark Horizon Acquisition Corporation [Member]
Proceeds from Business Combination, net of transaction costs				$ 36,245
Subsequent Event | Starry, Inc [Member] | Delayed Draw Tranche C Loan [Member]
Proceeds from issuance of debt						$ 10,000
Subsequent Event | Starry, Inc [Member] | Convertible Notes Issued Upon Consummation Of The Business Combination [Member]
Notes issued					$ 0
Subsequent Event | Merger Agreement Waiver | Merger Agreement [Member]
Number of days prior to closing date within which payoff letters and related documentation with respect to certain indebtedness will be delivered					2 days
Subsequent Event | Merger Agreement Waiver | Starry, Inc [Member] | Merger Agreement [Member]
Minimum cash condition					$ 300,000
Subsequent Event | Common Stock Purchase Agreement | CF Principal Investments LLC
Common stock, shares, issued	33,344,035
Aggregate gross purchase price	$ 100,000
Percentage of number of shares of capital stock issued and outstanding	19.99%
Issue shares of common stock amount	$ 1,000
Common Class A
Common stock, par value				$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares, issued							153,393,876		0			422,108
Common Class A | PIPE investors
Share issue price per share				$ 7.5
Purchase of shares				14,533,334
Aggregate proceeds amount				$ 109,000
Common Class A | PIPE investors | Starry, Inc [Member]
Purchase of shares									10,900,000
Aggregate proceeds amount									$ 109,000
Common Class A | Subsequent Event
Share issue price per share			$ 8.75
Common stock, shares, issued			1,209,029
Common Class A | Subsequent Event | Executive RSUs
Market price		$ 4.39
Common Class A | Subsequent Event | Starry, Inc [Member] | PIPE Subscription Agreement [Member]
Common stock, Shares subscribed but unissued											14,533,334
Shares issued, Price per share											$ 7.5
Common Class A | Subsequent Event | Starry, Inc [Member] | PIPE Subscription Agreement [Member] | Before Amendment [Member]
Common stock, Shares subscribed but unissued											10,900,000
Shares issued, Price per share											$ 10
Common Class A | Subsequent Event | PIPE investors | Starry, Inc [Member]
Share issue price per share				$ 7.5
Purchase of shares				14,533,334
Aggregate proceeds amount				$ 109,000
Common Class A | Subsequent Event | Common Stock Purchase Agreement | CF Principal Investments LLC
Common stock, par value	$ 0.0001
Non-voting Common Stock [Member] | Starry, Inc [Member]
Class of warrant or right, Number of securities called by warrants or rights									6,632,108
Common stock, par value									$ 0.0001					$ 0.0001
Common stock, shares, issued									2,201,636					1,178,598
First Mark Class A Common Stock [Member] | Subsequent Event | Starry, Inc [Member]
Stock redeemed or called during period, Shares				37,775,801
Stock redeemed or called during period, Value				$ 377,787
Series Z Preferred Stock [Member]
Shares issued, Price per share				$ 7.5
Series Z Preferred Stock [Member] | PIPE investors | Starry, Inc [Member]
Share issue price per share									$ 10
Series Z Preferred Stock [Member] | Series Z Investors [Member]
Share issue price per share				$ 7.5
Purchase of shares				4,133,333
Aggregate proceeds amount				$ 31,000
Series Z Preferred Stock [Member] | Series Z Investors [Member] | Starry, Inc [Member]
Share issue price per share									$ 10
Purchase of shares									2,100,000
Aggregate proceeds amount									$ 21,000
Series Z Preferred Stock [Member] | Subsequent Event | Starry, Inc [Member] | Series Z Subscription Agreement
Shares issued, Price per share											$ 7.5
Preferred stock, Shares subscribed but unissued											2,800,000
Series Z Preferred Stock [Member] | Subsequent Event | Starry, Inc [Member] | Series Z Subscription Agreement | Before Amendment [Member]
Shares issued, Price per share											$ 10
Preferred stock, Shares subscribed but unissued											2,100,000
Series Z Preferred Stock [Member] | Subsequent Event | Starry, Inc [Member] | Tiger Series Z Subscription Agreement [Member]
Shares issued, Price per share											$ 7.5
Preferred stock, Shares subscribed but unissued											1,333,333
Preferred stock, Value, Subscriptions											$ 10,000
Series Z Preferred Stock [Member] | Subsequent Event | Series Z Investors [Member] | Starry, Inc [Member]
Share issue price per share				$ 7.5
Purchase of shares				4,133,333
Aggregate proceeds amount				$ 31,000
Tranche C Warrants [Member] | Non-voting Common Stock [Member] | Starry, Inc [Member] | Starry Credit Agreement [Member]
Class of warrant or right, Number of securities called by warrants or rights													2,118,687
Tranche C Warrants [Member] | Non-voting Common Stock [Member] | Subsequent Event | Starry, Inc [Member] | Starry Credit Agreement [Member] | Contingently Excercisable [Member]
Class of warrants or rights percentage of warrants no longer subject to vesting conditions										75.00%
Class of warrants or rights no longer subject to vesting conditions										1,988,971,000,000
Delayed Draw Tranche C Warrants [Member] | Non-voting Common Stock [Member] | Subsequent Event | Starry, Inc [Member]
Class of warrant or right, Number of securities called by warrants or rights						533,275